Net Trading and Other Income - Additional Information (Detail) - GBP (£) £ in Millions	1 Months Ended
	Sep. 30, 2017	Feb. 09, 2018
7.375% 20 Year Step-up Perpetual Callable Subordinated Notes [member]
Disclosure of subordinated liabilities [line items]
Percentage of notes purchased and redeemed	91.00%
Interest rate	7.375%
Maturity year	20 Year
175m Sterling Fixed/Floating Rate Tier One Preferred Income Capital Securities [member]
Disclosure of subordinated liabilities [line items]
Notional amount		£ 175